Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Segment Information
Details of each segment for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	17,724,320	￦	933,191	￦	2,917,163
Finance		3,771,681		148,440		22,580
Satellite TV		690,821		66,735		98,310
Others		5,159,459		53,316		236,715

		27,346,281		1,201,682		3,274,768
Elimination		(3,910,231)		(100,822)		6,964

Consolidated amount	￦	23,436,050	￦	1,100,860	￦	3,281,732

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.

	2019
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,527,631	￦	634,046	￦	3,229,159
Finance		3,795,185		158,235		27,852
Satellite TV		694,637		69,357		94,992
Others		5,845,973		218,402		357,294

		28,863,426		1,080,040		3,709,297
Elimination		(3,964,237)		(53,070)		(79,805)

Consolidated amount	￦	24,899,189	￦	1,026,970	￦	3,629,492

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.

	2020
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1,2
ICT	￦	18,275,765	￦	809,741	￦	3,233,878
Finance		3,686,430		85,008		53,098
Satellite TV		706,631		71,345		84,931
Others		5,944,093		209,078		346,215

		28,612,919		1,175,172		3,718,122
Elimination		(4,172,272)		(152,839)		(83,838)

Consolidated amount	￦	24,440,647	￦	1,022,333	￦	3,634,284

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.
2	Property and equipment and intangible assets associated with ICT reporting segment are ￦ 13,583,173 million.

Summary of Operating Revenues and Non Current Assets by Geographical Regions
Operating revenues for the years ended December 31, 2018, 2019 and 2020 and non-current
assets as at December 31, 2019 and 2020 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues						Non-current assets 1
Location	2018		2019		2020		2019.12.31		2020.12.31
Domestic	￦	23,376,218	￦	24,832,068	￦	24,368,729	￦	19,198,416	￦	18,934,766
Overseas		59,832		67,121		71,918		76,679		18,243

Total	￦	23,436,050	￦	24,899,189	￦	24,440,647	￦	19,275,095	￦	18,953,009

1	Non-current assets include property and equipment, intangible assets, investment properties and right-of-use assets.